Finance Receivables - TDR New Volume (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) account	Dec. 31, 2016 USD ($) account	Dec. 31, 2015 USD ($) account
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	$ 342	$ 228	$ 75
Post-modification TDR net finance receivables:	$ 340	$ 224	$ 71
Number of TDR accounts | account	45,810	29,916	9,471
Rate reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-modification TDR net finance receivables:	$ 266	$ 211	$ 54
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-modification TDR net finance receivables:	74	13	17
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	326	211	47
Post-modification TDR net finance receivables:	$ 324	$ 206	$ 43
Number of TDR accounts | account	45,300	29,395	8,365
Personal Loans | Rate reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-modification TDR net finance receivables:	$ 250	$ 194	$ 31
Personal Loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-modification TDR net finance receivables:	74	12	12
SCP Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	0	1	7
Post-modification TDR net finance receivables:	$ 0	$ 1	$ 6
Number of TDR accounts | account	0	157	721
SCP Loans | Rate reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-modification TDR net finance receivables:	$ 0	$ 1	$ 6
SCP Loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-modification TDR net finance receivables:	0	0	0
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	16	16	21
Post-modification TDR net finance receivables:	$ 16	$ 17	$ 22
Number of TDR accounts | account	510	364	385
Pre-modification TDR net finance receivables, held for sale	$ 6	$ 5	$ 6
Post-modification TDR net finance receivables, held for sale	$ 7	$ 5	$ 7
Number of TDR accounts, held for sale | account	232	122	113
Real Estate Loans | Rate reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-modification TDR net finance receivables:	$ 16	$ 16	$ 17
Real Estate Loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Post-modification TDR net finance receivables:	$ 0	$ 1	$ 5